Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements Activities (Details)	12 Months Ended
Dec. 31, 2025
Amelia Global Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	Jan. 08, 2021
Jurisdiction of Formation	BVI
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Jiabin Logistics Network Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	May 10, 2017
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Jiangxi Jiabin Logistics Network Co., Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	Jul. 25, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Fuzhou Jiabin Modern Logistics Park Co., Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	Jul. 26, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Industrial raw materials line-haul transportation services
Fuzhou Feiyi Automobile Service Co., Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	Oct. 22, 2020
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Vehicle repair and maintenance services
Xuzhou Jiabin Supply Chain Limited [Member]
Schedule of Consolidated Financial Statements Activities [Line Items]
Date of Incorporation	Dec. 18, 2025
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Industrial raw materials line-haul transportation services